Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000109286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 9,425		$ 9,338	$ 10,919	$ 11,674	$ 12,670	$ 11,424	$ 16,849	$ 15,955	$ 17,721	$ 20,682	$ 23,163
C000109287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,835	11,414	12,113	13,048	11,679	17,099	16,055	17,716	20,676	23,156
C000109289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,936	11,654	12,492	13,593	12,283	18,170	17,251	19,217	22,464	25,225
C000109288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,951	11,680	12,538	13,662	12,373	18,326	17,406	19,428	22,758	25,584
C000231973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,936	11,654	12,492	13,593	12,283	18,170	17,265	19,274	22,607	25,426
C000143754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,425.07		9,337.76	10,721.67	11,938.75	12,779.61	12,628.54	17,434.57	15,439.66	17,903.14	19,525.22	21,576.71
C000143755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,827.77	11,201.85	12,378.99	13,147.93	12,900.06	17,680.85	15,532.98	17,878.85	19,498.73	21,547.41
C000143756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,930.01	11,431.92	12,760.32	13,693.46	13,566.39	18,773.87	16,672.5	19,380.18	21,178.84	23,477.69
C000143757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,934	11,456	12,796	13,747	13,632	18,892	16,785	19,529	21,374	23,714
C000172508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,425		8,922.41	11,262.93	13,487.3	14,888.3	17,876.71	24,550.17	18,832.02	22,012.3	31,140.39	36,080.34
C000172509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,395	11,770	13,991	15,328	18,269	24,897	18,953	21,987	30,877	35,735
C000172510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,489	12,009	14,413	15,950	19,201	26,428	20,325	23,816	33,781	39,234
C000172511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,492	12,023	14,449	16,001	19,282	26,570	20,451	23,989	34,061	39,599
C000175943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,525		10,122.87	10,018.47	10,117.61	10,684.78	11,152.67	11,475.8	10,508.82	10,750.98	11,102.62	11,228.17
C000175944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		10,545.17	10,359.04	10,374.74	10,883.69	11,275.73	11,515.91	10,448.75	10,609.46	10,956.47	11,080.37
C000175945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		10,624.7	10,544.86	10,666.46	11,302.31	11,836.46	12,199.53	11,200.48	11,498.05	11,925.52	12,102.74
C000175946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,624.7	10,544.79	10,678.25	11,310.49	11,840.85	12,220.3	11,226.55	11,532.83	11,948.15	12,111.13
C000193583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		9,757	10,880	11,828	13,026	14,340	18,200	15,777	17,955	20,148	22,532
C000193584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		10,193	11,277	12,166	13,301	14,530	18,298	15,742	17,781	19,953	22,314
C000193585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		10,294	11,504	12,532	13,826	15,256	19,394	16,849	19,218	21,622	24,226
C000231974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,270	11,451	12,450	13,710	15,093	19,157	16,644	19,012	21,413	24,025
C000193586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		9,747.8	11,542.04	13,348.44	14,751.57	16,158.9	23,701.2	20,365.34	24,700.49	29,095.41	33,443.43
C000193587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		10,180.7	11,960.4	13,719.6	15,037.4	16,343.4	23,777.9	20,264.1	24,387	28,726.2	33,019.1
C000193588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		10,292.14	12,219.69	14,162.54	15,693.44	17,237.7	25,351.14	21,837.42	26,565.83	31,375.86	36,154.23
C000193589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,298.48	12,237.33	14,198.8	15,742.93	17,297.15	25,450.68	21,926.76	26,679.06	31,517.07	36,330.45
C000231975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		10,260.07	12,148.57	14,049.9	15,526.76	17,008.03	24,946.69	21,478.57	26,147.5	30,900.13	35,634.46
C000193591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		9,090	11,298	12,998	12,903	11,507	18,924	15,527	17,980	20,212	22,142
C000193592 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,506	11,719	13,400	13,179	11,700	19,031	15,472	17,832	20,045	21,960
C000193593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,589	11,963	13,822	13,713	12,294	20,238	16,634	19,350	21,794	23,930
C000193595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,585	11,953	13,810	13,684	12,265	20,207	16,631	19,378	21,855	24,026
C000193594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		9,667	12,081	13,965	13,884	12,447	20,548	16,904	19,671	22,172	24,368
C000193597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		8,986.35	10,538.85	10,868.47	10,783.26	10,106.33	13,760.29	11,163.49	13,060.12	13,505.23	17,249.82
C000193598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,345.51	10,840.8	11,074	10,867.1	10,062.1	13,597.7	10,952.8	12,735	13,169	16,820.4
C000193599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,500.57	11,174.99	11,558.86	11,504.21	10,810.45	14,778.33	12,027.53	14,127.05	14,667.94	18,805.58
C000193600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,496.8	11,166.11	11,557.97	11,513.08	10,834.55	14,824.67	12,078.65	14,197.25	14,755.88	18,936.8
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,214	12,104	13,893	15,141	16,130	23,253	20,029	23,825	29,335	33,822
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,600	10,567	10,525	11,353	12,345	12,304	11,038	10,934	11,222	11,904
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,459	11,551	12,537	13,729	15,050	18,687	16,542	18,408	21,179	23,783
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,765.26566	10,712.79771	10,880.37796	11,610.04674	12,126.49178	12,631.63826	11,548.89881	11,916.96333	12,299.81693	12,436.71465
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Accumulated Value	10,000		8,975.599288	10,811.34415	11,598.16216	11,747.61395	11,183.50718	15,178.07005	12,230.42195	13,785.5731	15,387.94198	18,114.99071
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,293.4846	12,149.37393	13,915.54516	15,309.76312	16,455.04371	23,542.64348	20,473.83893	24,438.27786	30,273.5154	35,015.69605
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		9,327	11,621	13,663	13,211	12,335	19,987	14,951	16,790	18,479	19,898
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,302.30531	12,406.36073	15,199.21965	16,955.90259	20,903.81782	29,787.41033	24,195.30371	30,753.81488	41,050.85047	48,118.50434
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 10,286	$ 11,884	$ 12,688	$ 13,762	$ 12,546	$ 18,026	$ 16,797	$ 18,735	$ 21,181	$ 24,083